Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Investments
(4)	Investments

(a)	Fixed-maturity Securities

At June 30, 2016 and December 31, 2015, the amortized cost, gross unrealized gains, gross unrealized losses, and fair values of available-for-sale securities are as shown in the following tables:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income
June 30, 2016:
Fixed-maturity securities:
U.S. government	$67,365	3,028	—	70,393	—
States and political subdivisions	10,579	869	—	11,448	—
Corporate securities	495,747	38,971	2,055	532,663	—
Mortgage-backed securities	151,138	6,389	31	157,496	—

Total	$724,829	49,257	2,086	772,000	—

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income
December 31, 2015:
Fixed-maturity securities:
U.S. government	$72,035	1,188	—	73,223	—
States and political subdivisions	11,112	214	282	11,044	—
Foreign government	505	5	—	510	—
Corporate securities	443,449	21,219	10,486	454,182	—
Mortgage-backed securities	133,853	2,909	1,159	135,603	—

Total	$660,954	25,535	11,927	674,562	—

The net unrealized gains on available-for-sale securities consist of the following at June 30, 2016 and December 31, 2015:

	June 30, 2016	December 31, 2015
Available-for-sale:
Fixed-maturity securities	$47,171	13,608
Adjustments for:
Shadow adjustments	(12,529)	(5,916)
Deferred taxes	(12,125)	(2,692)

Net unrealized gains	$22,517	5,000

The amortized cost and fair value of available-for-sale fixed-maturity securities at June 30, 2016, by contractual maturity, are shown below:

	Amortized cost	Fair value
Available-for-sale fixed-maturity securities:
Due in one year or less	$12,997	13,125
Due after one year through five years	190,171	200,877
Due after five years through ten years	239,083	253,098
Due after ten years	131,440	147,404
Mortgage-backed securities	151,138	157,496

Total available-for-sale fixed-maturity securities	$724,829	772,000

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of available-for-sale investments for the six month periods ended June 30 are presented in the following table:

	2016	2015
Available-for-sale:
Fixed-maturity securities:
Proceeds from sales	$8,766	34,253

As of June 30, 2016 and December 31, 2015, investments with a fair value of $1,816 and $1,713, respectively, were pledged to the New York State Department of Financial Services, as required by statutory regulation.

The Company’s available-for-sale securities portfolio includes mortgage-backed securities. Due to the high quality of these investments and the lack of subprime loans within the securities, the Company does not have a material exposure to subprime mortgages.

(b)	Unrealized Investment Losses

Unrealized losses on available-for-sale securities and the related fair value as of June 30, 2016 and December 31, 2015 are shown below:

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
June 30, 2016:
Fixed-maturity securities:
Corporate securities	$5,367	208	19,574	1,847	24,941	2,055
Mortgage-backed securities	—	—	2,797	31	2,797	31

Total temporarily impaired available-for-sale securities	$5,367	208	22,371	1,878	27,738	2,086

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2015:
Fixed-maturity securities:
States and political subdivisions	$4,206	282	—	—	4,206	282
Corporate securities	118,027	5,912	12,707	4,574	130,734	10,486
Mortgage-backed securities	52,731	1,036	2,985	123	55,716	1,159

Total temporarily impaired available-for-sale securities	$174,964	7,230	15,692	4,697	190,656	11,927

As of June 30, 2016 and December 31, 2015, there were 21 and 104 available-for-sale fixed-maturity securities that were in an unrealized loss position, respectively.

As of June 30, 2016 and December 31, 2015, of the total amount of unrealized losses, $356 or 17.1% and $11,586 or 97.1%, respectively, are related to unrealized losses on investment-grade securities. Investment grade is defined as a security having a credit rating of Aaa, Aa, A, or Baa from Moody’s or a rating of AAA, AA, A, or BBB from Standards and Poor’s (S&P), or a Securities Valuation

Office of the National Association of Insurance Commissioners (NAIC) rating of 1 or 2 if a Moody’s or S&P rating is not available. Unrealized losses on securities are principally related to changes in interest rates or changes in sector spreads from the date of purchase. As contractual payments continue to be met, management continues to expect all contractual cash flows to be received. The Company reviews these securities regularly to determine whether or not declines in fair value are other-than-temporary. Further, as the Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above, the Company did not consider these investments to be other-than-temporarily impaired (OTTI).

(c)	OTTI Losses

The Company has no credit losses on fixed-maturity securities that were previously recognized in other comprehensive income that has been recognized in the earnings for the six month periods ended June 30, 2016 and 2015.

(d)	Realized Investment Gains

Gross and net realized investment gains for the respective six month periods ended June 30 are summarized as follows:

	2016	2015
Fixed-maturity securities:
Gross gains on sales	$713	572
Gross losses on sales	(681)	(104)
OTTI	—	(106)
Other	(3)	4

Net realized investment gain	$29	366

(e)	Interest and Similar Income

Major categories of interest and similar income, net for the respective six month periods ended June 30 are shown below:

	2016	2015
Interest and similar income:
Fixed-maturity securities	$14,515	13,681
Investment income on trading securities	8	4
Policy loans	15	9
Short term securities, includes cash and cash equivalents	83	13

Total	14,621	13,707
Less:
Investment expenses	386	184

Total interest and similar income, net	$14,235	13,523

(f)	Variable Interest Entities

In the normal course of business, the Company enters into relationships with various entities that are deemed to be VIE. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control activities of the entity, the obligation to absorb the entity’s expected losses, and the right to receive the entity’s expected residual returns) or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE.

The Company invests in structured securities that include VIEs. These structured securities typically invest in fixed-income investments managed by third parties and include mortgage-backed securities and collateralized mortgage obligations.

The Company has carefully analyzed the VIEs to determine whether the Company is the primary beneficiary, taking into consideration whether the Company or the Company together with its affiliates has the power to direct the activities of the VIE that most affect its economic performance and whether the Company has the right to benefits from the VIE. Based on that analysis, the Company has concluded that it is not the primary beneficiary and, as such, did not consolidate any VIEs in the Financial Statements. The structured securities are classified as Fixed-maturity securities, available-for-sale, at fair value on the Balance Sheets.

The Company’s maximum exposure to loss from these entities is limited to their carrying value. The Company has not provided, and has no obligation to provide, material, financial, or other support that was not previously contractually required to these entities. The Company had no liabilities recorded as of June 30, 2016 or December 31, 2015, related to these entities.

(4)	Investments

(a)	Fixed-maturity Securities

At December 31, the amortized cost, gross unrealized gains, gross unrealized losses, and fair values of available-for-sale securities are as shown in the following tables:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income
2015:
Fixed-maturity securities:
U.S. government	$72,035	1,188	—	73,223	—
States and political subdivisions	11,112	214	282	11,044	—
Foreign government	505	5	—	510	—
Public utilities	36,467	2,989	789	38,667	—
Corporate securities	406,982	18,230	9,697	415,515	—
Mortgage-backed securities	133,853	2,909	1,159	135,603	—

Total	$660,954	25,535	11,927	674,562	—

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income
2014:
Fixed-maturity securities:
U.S. government	$93,692	1,446	61	95,077	—
States and political subdivisions	11,679	305	42	11,942	—
Foreign government	2,517	30	—	2,547	—
Public utilities	36,746	4,625	43	41,328	—
Corporate securities	328,406	30,664	1,740	357,330	—
Mortgage-backed securities	140,682	6,416	181	146,917	—

Total	$613,722	43,486	2,067	655,141	—

The net unrealized gains on available-for-sale securities consist of the following at December 31:

	2015	2014	2013
Available-for-sale:
Fixed-maturity securities	$13,608	41,419	30,576
Adjustments for:
Shadow adjustments	(5,916)	(15,794)	(14,657)
Deferred taxes	(2,692)	(8,969)	(5,572)

Net unrealized gains	$5,000	16,656	10,347

The amortized cost and fair value of available-for-sale fixed-maturity securities at December 31, 2015, by contractual maturity, are shown below:

	Amortized cost	Fair value
Available-for-sale fixed-maturity securities:
Due in one year or less	$26,179	26,635
Due after one year through five years	186,049	194,706
Due after five years through ten years	198,798	201,432
Due after ten years	116,075	116,186
Mortgage-backed securities and collateralized mortgage obligations	133,853	135,603

Total available-for-sale fixed-maturity securities	$660,954	674,562

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty is $160,743 as of December 31, 2015.

Proceeds from sales of available-for-sale investments for the years ended December 31 are presented in the following table:

	2015	2014	2013
Available-for-sale:
Fixed-maturity securities:
Proceeds from sales	$54,740	22,808	77,960

As of December 31, 2015 and 2014, investments with a fair value of $1,713 and $1,731, respectively, were pledged to the New York Superintendent of Insurance, as required by statutory regulation.

The Company’s available-for-sale securities portfolio includes mortgage-backed securities. Due to the high quality of these investments and the lack of subprime loans within the securities, the Company does not have a material exposure to subprime mortgages.

(b)	Unrealized Investment Losses

Unrealized losses on available-for-sale securities and the related fair value as of December 31 are shown below:

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
2015:
Fixed-maturity securities:
States and political subdivisions	$4,206	282	—	—	4,206	282
Public utilities	9,944	621	372	168	10,316	789
Corporate securities	108,083	5,291	12,335	4,406	120,418	9,697
Mortgage-backed securities	52,731	1,036	2,985	123	55,716	1,159

Total temporarily impaired available-for-sale securities	$174,964	7,230	15,692	4,697	190,656	11,927

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

2014:
Fixed-maturity securities:
U.S. government	$6,476	20	2,075	41	8,551	61
States and political subdivisions	—	—	7,461	42	7,461	42
Public utilities	—	—	500	43	500	43
Corporate securities	14,095	850	22,358	890	36,453	1,740
Mortgage-backed securities	4,495	19	6,970	162	11,465	181

Total temporarily impaired available-for-sale securities	$25,066	889	39,364	1,178	64,430	2,067

As of December 31, 2015 and 2014, there were 104 and 32 available-for-sale fixed-maturity securities that were in an unrealized loss position, respectively.

As of December 31, 2015 and 2014, of the total amount of unrealized losses, $11,586 or 97.1% and $1,983 or 95.9%, respectively, are related to unrealized losses on investment-grade securities. Investment grade is defined as a security having a credit rating of Aaa, Aa, A, or Baa from Moody’s or a rating of AAA, AA, A, or BBB from S&P, or a NAIC rating of 1 or 2 if a Moody’s or S&P rating is not available. Unrealized losses on securities are principally related to changes in interest rates or changes in sector spreads from the date of purchase. As contractual payments continue to be met, management continues to expect all contractual cash flows to be received. As mentioned in note 2, the Company reviews these securities regularly to determine whether or not declines in fair value are other-than-temporary. Further, as the Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above, the Company did not consider these investments to be other-than-temporarily impaired.

(c)	OTTI Losses

The following table presents a rollforward of the Company’s cumulative credit impairments on fixed-maturity securities held at December 31:

	2015	2014
Balance as of January 1	$—	241
Additions for credit impairments recognized on:
Securities not previously impaired	—	—
Securities that the Company intends to sell or more likely than not be required to sell before recovery (interest)	184	—
Reductions for credit impairments previously on:
Securities that matured or were sold during the period	(184)	(241)

Balance as of December 31	$—	—

(d)	Realized Investment Gains

Gross and net realized investment gains for the respective years ended December 31 are summarized as follows:

	2015	2014	2013
Fixed-maturity securities:
Gross gains on sales	$895	277	2,324
Gross losses on sales	(133)	(206)	(1,286)
OTTI	(184)	—	(241)
Other	5	6	32

Net realized investment gains	$583	77	829

(e)	Interest and Similar Income

Major categories of interest and similar income, net for the respective years ended December 31 are shown below:

	2015	2014	2013
Interest and similar income:
Fixed-maturity securities	$27,699	29,131	29,904
Short-term securities	24	7	13
Policy loans	18	17	21
Other	24	24	4

Total	27,765	29,179	29,942
Less:
Investment expenses	378	320	307

Total interest and similar income, net	$27,387	28,859	29,635

(f)	Variable Interest Entities

In the normal course of business, the Company enters into relationships with various entities that are deemed to be VIE. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control activities of the entity, the obligation to absorb the entity’s expected losses, and the right to receive the entity’s expected residual returns) or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE.

The Company invests in structured securities that include VIEs. These structured securities typically invest in fixed-income investments managed by third parties and include mortgage-backed securities and collateralized mortgage obligations.

The Company has carefully analyzed the VIEs to determine whether the Company is the primary beneficiary, taking into consideration whether the Company or the Company together with its affiliates has the power to direct the activities of the VIE that most affect its economic performance and whether the Company has the right to benefits from the VIE. Based on that analysis, the Company has concluded that it is not the primary beneficiary and, as such, did not consolidate any VIEs in the Financial Statements. The structured securities are classified as Fixed-maturity securities, available-for-sale, at fair value on the Balance Sheets.

The Company’s maximum exposure to loss from these entities is limited to their carrying value. The Company has not provided, and has no obligation to provide, material, financial, or other support that was not previously contractually required to these entities. The Company had no liabilities recorded as of December 31, 2015 or 2014, related to these entities.